INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2018
Income Tax [Abstract]
Effective Income Tax Rate Reconciliation
A reconciliation of income taxes at Canadian statutory rates with the reported income taxes is as follows:

	2018	2017
Earnings before income taxes	$384.8	$292.3
Canadian statutory income tax rates	26.85%	26.95%
Income taxes at Canadian statutory rates	$103.3	$78.8
Difference between Canadian and Foreign statutory rates	(14.3)	(10.6)
Unrecognized tax benefits	3.1	10.3
Tax benefit of operating losses not previously recognized	(8.4)	(7.7)
Non-taxable capital gain	(2.0)	(1.3)
Tax impact on equity accounted investees	(10.4)	(12.3)
Non-deductible items	4.6	0.7
Prior years' tax adjustments and assessments	4.4	(13.0)
Impact of change in income tax rates on deferred income taxes	(32.8)	0.4
Non-taxable research and development tax credits	(1.2)	(0.6)
Gain resulting from the remeasurement to fair value of the previously held interest in AACE	(6.9)	—
Other tax benefits not previously recognized	(10.3)	(9.5)
Income tax expense	$29.1	$35.2

Schedule of Components of Income Tax Expense (Benefit)
Significant components of the provision for the income tax expense are as follows:

	2018	2017
Current income tax expense (recovery):
Current period	$53.8	$21.0
Adjustment for prior years	11.0	(12.2)
Deferred income tax (recovery) expense:
Tax benefit not previously recognized used to reduce the deferred tax expense	(18.7)	(17.2)
Impact of change in income tax rates on deferred income taxes	(32.8)	0.4
Origination and reversal of temporary differences	15.8	43.2
Income tax expense	$29.1	$35.2

Disclosure of temporary difference, unused tax losses and unused tax credits
Movements in temporary differences during fiscal year 2018 are as follows:

			Recognized in
				discontinued
				operation and
	Balance			transferred
beginning		Recognized	Recognized	from assets	Acquisition of	Exchange	Balance
	of year	in income	in OCI	held for sale	subsidiaries	differences	end of year
Non-capital loss carryforwards	$50.5	$(5.4)	$—	$—	$—	$0.6	$45.7
Intangible assets	(84.1)	12.5	—	—	(14.5)	(1.7)	(87.8)
Amounts not currently deductible	48.5	(6.4)	—	—	5.9	(0.4)	47.6
Deferred revenue	25.8	(6.1)	—	—	0.3	0.3	20.3
Tax benefit carryover	6.0	(2.8)	—	—	—	(0.1)	3.1
Unclaimed research and
development expenditures	20.2	17.2	—	—	—	—	37.4
Investment tax credits	(60.0)	(4.6)	—	—	—	—	(64.6)
Property, plant and equipment	(148.9)	33.1	—	—	4.5	6.7	(104.6)
Unrealized (gains) losses
on foreign exchange	(16.0)	1.0	1.3	—	(0.1)	(0.1)	(13.9)
Financial instruments	(3.0)	1.3	1.5	—	—	(0.1)	(0.3)
Government participation	(27.4)	0.1	—	—	—	—	(27.3)
Employee benefit plans	39.6	3.1	8.9	—	—	—	51.6
Percentage-of-completion versus
completed contract	(45.4)	(7.1)	—	—	—	(0.1)	(52.6)
Other	(1.6)	(0.2)	—	—	—	—	(1.8)
Net deferred income tax (liabilities) assets	$(195.8)	$35.7	$11.7	$—	$(3.9)	$5.1	$(147.2)

 Movements in temporary differences during fiscal year 2017 are as follows:

			Recognized in
				discontinued
				operation and
	Balance			transferred
beginning		Recognized	Recognized	from assets	Acquisition of	Exchange	Balance
	of year	in income	in OCI	held for sale	subsidiaries	differences	end of year
Non-capital loss carryforwards	$49.4	$0.6	$—	$0.4	$—	$0.1	$50.5
Intangible assets	(74.1)	(3.0)	—	—	(7.1)	0.1	(84.1)
Amounts not currently deductible	34.3	14.0	—	—	—	0.2	48.5
Deferred revenue	25.4	(10.2)	—	—	10.5	0.1	25.8
Tax benefit carryover	5.7	0.2	—	—	—	0.1	6.0
Unclaimed research and
development expenditures	24.1	(3.9)	—	—	—	—	20.2
Investment tax credits	(56.7)	(3.3)	—	—	—	—	(60.0)
Property, plant and equipment	(131.6)	(17.5)	—	—	3.3	(3.1)	(148.9)
Unrealized gains
on foreign exchange	(16.1)	(1.3)	1.5	—	—	(0.1)	(16.0)
Financial instruments	(1.0)	2.1	(4.1)	—	—	—	(3.0)
Government participation	(24.9)	(2.5)	—	—	—	—	(27.4)
Employee benefit plans	41.7	3.1	(5.1)	—	—	(0.1)	39.6
Percentage-of-completion versus
completed contract	(40.6)	(5.0)	—	—	—	0.2	(45.4)
Other	(1.9)	0.3	—	—	—	—	(1.6)
Net deferred income tax (liabilities) assets	$(166.3)	$(26.4)	$(7.7)	$0.4	$6.7	$(2.5)	$(195.8)
The non-capital losses incurred in various jurisdictions expire as follows:

Expiry date	Unrecognized	Recognized
2019	$1.8	$0.2
2020	2.4	4.5
2021	0.5	3.8
2022	1.1	—
2023	6.2	—
2024	4.9	—
2025 - 2038	45.4	41.5
No expiry date	67.1	144.6
	$129.4	$194.6